Other income	12 Months Ended
Dec. 31, 2021
Other income [abstract]
Other income
26

Other income
In 2021, Other income of EUR 236

million (2020: EUR
20

million; 2019: EUR
214

million) includes the recognition
of EUR 72

million relating to a better than expected recovery of the insolvency of a financial institution in the
Netherlands and EUR 34

million proceeds of the agreement with Raiffeisenbank due to the withdrawal from the retail banking market in the Czech Republic.

Furthermore, it includes the positive recovery of defaulted
receivables of EUR 25

million (2020: EUR
27

million).
In 2020, Other income is impacted by positive and negative non-recurring results, including a loss of EUR
58
million following a settlement with the Australian Tax Authorities related to former insurance activities, that were fully indemnified by NN Group. This was offset by a tax profit for the same amount resulting from the release of the provision for uncertain tax positions in current tax liabilities.
In 2019, Other income also included the recognition of EUR 79 million receivable related to the insolvency of a
financial institution.